Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cost and expenses:
General and administrative	$ 2,786,484	$ 813,239	$ 9,042,150	$ 7,540,702
Research and development	387,919	846,157	2,020,388	3,305,612
Sales and marketing	14,209	37,725	150,927	540,002
Transaction costs incurred in connection with business combination		54,693,103	54,693,103
Depreciation and amortization	1,588	1,085	6,517	4,341
Loss from operations	(3,190,200)	(56,391,309)	(65,913,085)	(11,390,657)
Other income (expense):
Interest income	243,024	26,146	932,371	11,541
Gain on contribution to AirJoule, LLC		333,500,000	333,500,000
Equity loss from investment in AirJoule, LLC	(2,230,278)	(26,382)	(5,321,367)
Change in fair value of Earnout Shares liability	12,832,000	(7,672,000)	29,197,000
Change in fair value of True Up Shares liability	106,106	269,000	(1,634,000)
Change in fair value of Subject Vesting Shares liability	5,474,000	(2,425,000)	3,973,000
Gain on settlement of legal fees			2,207,445
Other income	1,348		10,245
Total other income, net	16,426,200	323,671,764	362,864,694	11,541
Income before income taxes	13,236,000	267,280,455	296,951,609	(11,379,116)
Income tax benefit (expense)	1,642,658	(85,725,163)	(81,256,047)
Net income	$ 14,878,658	$ 181,555,292	$ 215,695,562	$ (11,379,116)
Class A Common Stock
Other income (expense):
Weighted average common stock outstanding, basic (in Shares)	56,047,662	37,155,326	47,964,244	32,680,981
Basic net income per share, common stock (in Dollars per share)	$ 0.27	$ 4.33	$ 4.15	$ (0.3)
Weighted average common stock outstanding, diluted (in Shares)	57,111,807	38,631,753	49,461,753	32,680,981
Diluted net income, per share, common stock (in Dollars per share)	$ 0.26	$ 4.18	$ 4.03	$ (0.3)
Class B Common Stock
Other income (expense):
Weighted average common stock outstanding, basic (in Shares)		4,759,642	4,068,516	4,759,642
Basic net income per share, common stock (in Dollars per share)		$ 4.33	$ 4.15	$ (0.3)
Weighted average common stock outstanding, diluted (in Shares)		4,759,642	4,068,516	4,759,642
Diluted net income, per share, common stock (in Dollars per share)		$ 4.18	$ 4.03	$ (0.3)